BASIS OF CONSOLIDATION (Tables)	12 Months Ended
Dec. 31, 2021
BASIS OF CONSOLIDATION
Summary Of Significant Subsidiaries
Subsidiary	Location	Ownership interest	Projects Owned

Nevada Vanadium Mining Corp.*	Canada	100%
Nevada Vanadium Holding Corp.*	Canada	100%	Gibellini project
Flying Nickel Mining Corp.*	Canada	0.01%
Battery Metals Royalty Corp.*	Canada	100%
Apogee Minerals Bolivia S. A.	Bolivia	98%	Pulacayo project
ASC Holdings Limited	Bolivia	100%	Paca project
Illumina Silver Mining Corp.	Canada	100%	Triunfo and Sunawayo projects
Red Hill Mongolia LLC	Mongolia	100%	Ulaan Ovoo mine
Chandgana Coal LLC	Mongolia	100%	Chandgana project